Fees Summary	Mar. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 85,353,338.22
Previously Paid Amount	0.00
Total Fee Amount	11,787.30
Total Offset Amount	11,787.30
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 85,353,338.22
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true